EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 14 – EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Years Ended
	April 30,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$(567,557)	$1,186,898

Denominator:
Weighted average shares – basic	1,940,098	551,590

Net income (loss) per share – basic	$(0.29)	$2.15

Effect of common stock equivalents
Add: interest expense on convertible debt	34,652	103,540
Add: amortization of debt discount	128,528	—
Add (Less): loss (gain) on change of derivative liabilities	(4,187)	—
Net income (loss) adjusted for common stock equivalents	(408,564)	1,290,438

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	86,413,848
Convertible Class C Preferred shares	—	1,632,770
Warrants (1)	—	1

Denominator:
Weighted average shares – diluted	1,940,098	88,598,209

Net income (loss) per share – diluted	$(0.29)	$0.01

The anti-dilutive shares of common stock equivalents for the three months ended April 30, 2021 and April 30, 2020 were as follows:

	For the Years Ended
	April 30,
	2021	2020
Convertible notes and accrued interest	354,365	—
Convertible Class C Preferred shares	6,770,706	—
Warrants	955,500	—
Total	8,080,571	—

NOTE 14 – EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts for the years ended January 31, 2021 and January 31, 2020 were determined as follows:

	For the Years Ended
	January 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$1,187,176	$(3,879,846)

Denominator:
Weighted average shares – basic	1,084,324	86,542

Net income (loss) per share – basic	$1.09	$(44.83)

Effect of common stock equivalents
Add: interest expense on convertible debt	259,086	454,765
Add: amortization of debt discount	326,238	800,149
Less: gain on settlement of debt on convertible notes	(4,835,429)	(67,623)
Add (Less): loss (gain) on change of derivative liabilities	845,586	180,552
Net income (loss) adjusted for common stock equivalents	(2,217,343)	(2,512,003)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	404,173	—
Convertible Class C Preferred shares	3,631,533	—
Warrants	950,000	—

Denominator:
Weighted average shares – diluted	6,070,030	86,542

Net income (loss) per share – diluted	$(0.37)	$(44.83)

The anti-dilutive shares of common stock equivalents for the years ended January 31, 2021 and January 31, 2020 were as follows:

	For the Years Ended
	January 31,
	2021	2020
Convertible notes and accrued interest	—	16,355,950
Convertible Class C Preferred shares	—	1,411,692
Warrants	—	1
Total	—	17,767,643